Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0000896159
Registrant Name	Chubb Ltd
Registration File Number	333-282482
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES